Condensed Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit), Appropriated	Retained Earnings (Deficit), Unappropriated	Total ING U.S., Inc. Shareholder's Equity	Noncontrolling Interest
Balance (Cumulative effect of change in accounting principle)	$ 297.2				$ 297.2	$ 0	$ 297.2
Balance at Dec. 31, 2009	2,161.2	2.3	15,331.7	(1,342.9)		(13,024.1)	967.0	1,194.2
Comprehensive income (loss):
Net income (loss)	(133.2)					(122.9)	(122.9)	(10.3)
Other comprehensive income (loss), after tax	2,316.2			2,316.2			2,316.2
Total comprehensive income (loss)	2,183.0						2,193.3	(10.3)
Reclassification of noncontrolling interest					(120.0)		(120.0)	120.0
Common Stock Issuance	3,482.8		3,482.8				3,482.8
Employee related benefits	10.5		10.5				10.5
Contribution from (Distribution to) noncontrolling interest, net	(66.9)							(66.9)
Balance at Dec. 31, 2010	8,067.8	2.3	18,825.0	973.3	177.2	(13,147.0)	6,830.8	1,237.0
Comprehensive income (loss):
Net income (loss)	102.8					(88.1)	(88.1)	190.9
Other comprehensive income (loss), after tax	1,621.7			1,621.7			1,621.7
Total comprehensive income (loss)	1,724.5						1,533.6	190.9
Reclassification of noncontrolling interest					(50.7)		(50.7)	50.7
Common Stock Issuance	3,979.7		3,979.7				3,979.7
Employee related benefits	60.5		60.5				60.5
Contribution from (Distribution to) noncontrolling interest, net	93.6							93.6
Balance at Dec. 31, 2011	13,926.1	2.3	22,865.2	2,595.0	126.5	(13,235.1)	12,353.9	1,572.2
Comprehensive income (loss):
Net income (loss)	331.3	0	0	0	0	129.2	129.2	202.1
Other comprehensive income (loss), after tax	426.5	0	0	426.5	0	0	426.5	0
Total comprehensive income (loss)	757.8	0	0	0	0	0	555.7	0
Reclassification of noncontrolling interest	0	0	0	0	(88.9)	0	(88.9)	88.9
Common Stock Issuance	0	0	0	0	0	0	0	0
Employee related benefits	21.1	0	21.1	0	0	0	21.1	0
Contribution from (Distribution to) noncontrolling interest, net	377.9	0	0	0	0	0	0	377.9
Balance at Jun. 30, 2012	15,082.9	2.3	22,886.3	3,021.5	37.6	(13,105.9)	12,841.8	2,241.1
Balance at Dec. 31, 2011	13,926.1		22,865.2	2,595.0	126.5	(13,235.1)	12,353.9	1,572.2
Comprehensive income (loss):
Net income (loss)	611.2					473.0	473.0	138.2
Other comprehensive income (loss), after tax	1,115.7			1,115.7			1,115.7
Total comprehensive income (loss)	1,726.9						1,588.7	138.2
Reclassification of noncontrolling interest					(120.1)		(120.1)	120.1
Employee related benefits	52.4		52.4				52.4
Contribution from (Distribution to) noncontrolling interest, net	355.8							355.8
Balance at Dec. 31, 2012	16,061.2	2.3	22,917.6	3,710.7	6.4	(12,762.1)	13,874.9	2,186.3
Comprehensive income (loss):
Net income (loss)	(310.8)	0	0	0	0	(294.2)	(294.2)	(16.6)
Other comprehensive income (loss), after tax	(1,622.9)	0	0	(1,622.9)	0	0	(1,622.9)
Total comprehensive income (loss)	(1,933.7)	0	0	0	0	0	(1,917.1)	(16.6)
Reclassification of noncontrolling interest	0	0	0	0	(67.6)	0	(67.6)	67.6
Common Stock Issuance	572.0	0.3	571.7	0	0	0	572.0	0
Employee related benefits	9.4	0	9.4	0	0	0	9.4	0
Contribution from (Distribution to) noncontrolling interest, net	(61.8)	0	0	0	0	0	0	(61.8)
Balance at Jun. 30, 2013	$ 14,647.1	$ 2.6	$ 23,498.7	$ 2,087.8	$ (61.2)	$ (13,056.3)	$ 12,471.6	$ 2,175.5